Subsequent Events	6 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

On March 3, 2025, Li Bang Kitchen Appliance obtained a working capital loan from Jiangyin Rural Commercial Bank, for RMB10,000,000 ($1,391,130) with interest at 3.650%, which is due March 2, 2026.

On March 3, 2025, Wuxi Libang entered into a credit facility of RMB5 million ($695,565) with Jiangyin Rural Commercial Bank to finance its working capital requirements, with interest of 3.500% and a term of one year. Wuxi Libang drew RMB1 million ($139,113) in June 2025.

On March 5, 2025, Wuxi Libang obtained a working capital loan from Jiangyin Rural Commercial Bank, for RMB10,000,000 ($1,391,130) with interest at 3.650%, which is due March 2, 2026.

On May 12, 2025, Wuxi Libang obtained a working capital loan of RMB18 million (approximately $2.5 million) from Jiangyin Rural Commercial Bank with interest of 3.65%, which is due May 5, 2026. The loan is collateralized by real estate and land use rights of Wuxi Libang.

On June 10, 2025, Li Bang Kitchen Appliance obtained a working capital loan from China Merchants Bank Co., Ltd., for RMB2,700,000 ($1,391,130) with interest at 4.48%, which is due March 2, 2026.

On June 11, 2025, Li Bang Kitchen Appliance obtained a working capital loan from Jiangsu Bank Co., Ltd., for RMB5 million ($695,565) with interest at 3.10%, which is due June 10, 2026.